Other non-current liabilities	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities
Other non-current liabilities

Other non-current liabilities include deferred income which will not be recognised as income until after 31 March 2021. It also includes payables that are not due until after that date.

Contingent consideration is measured at fair value. All other non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost.

	2020	2019
	£m	£m
Deferred income¹	101	96
Customer contributions²	428	372
Contingent consideration³	44	—
Other payables	318	340
	891	808

1.	Principally the deferral of profits relating to the sale of property, which we expect to recognise in future years.

2.	From government-related entities.

3.	Contingent consideration relates to the acquisition of Geronimo (see note 38).
There is no material difference between the fair value and the carrying value of other payables.